Annual Total Returns - BlackRock California Municipal Opportunities Fund (Class K) [BarChart] - Class K - BlackRock California Municipal Opportunities Fund - Class K Shares	Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	2.06%
Annual Return 2011	12.95%
Annual Return 2012	11.69%
Annual Return 2013	(5.41%)
Annual Return 2014	12.42%
Annual Return 2015	4.87%
Annual Return 2016	0.42%
Annual Return 2017	7.24%
Annual Return 2018	1.30%
Annual Return 2019	6.48%